Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

12. Stock Incentive Plan

On June 15, 2010, the Board of Directors approved the Company’s 2010 Stock Incentive Plan (the “2010 Plan”). The plan is administered by the Board of Directors which can make awards totaling in aggregate up to 1,500,000 shares, respectively over 10 years after the plan’s adoption date. On July 31, 2014, the Board of Directors approved the Company’s 2014 Stock Incentive Plan (the “2014 Plan”). The plan is administered by the Board of Directors which can make awards totaling in aggregate up to 2,500,000 shares, respectively over 10 years after the plan’s adoption date. The persons eligible to receive awards under either plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may be made under either plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted during the three year period ended December 31, 2015 are noted below.

a)	On November 21, 2013 an award of 45,000 non-vested restricted shares under the 2010 Plan, was made to 19 key persons of which 50% vested on July 1, 2014 and July 1, 2015; awards to officers and directors amounted to 25,350 shares and the remaining 19,650 shares were awarded to employees of Eurobulk.

b)	On November 3, 2014 an award of 45,000 non-vested restricted shares under the 2014 Plan, was made to 19 key persons of which 50% vested on November 16, 2015 and 50% will vest on November 16, 2016; awards to officers and directors amounted to 26,100 shares and the remaining 18,900 shares were awarded to employees of Eurobulk.

c)	On November 6, 2015 an award of 68,400 non-vested restricted shares under the 2014 Plan, was made to 19 key persons of which 50% will vest on July 1, 2016 and 50% on July 1, 2017; awards to officers and directors amounted to 40,040 shares and the remaining 28,360 shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The compensation cost that has been charged against income for these plans was $568,334, $510,114 and $306,111, for the years ended December 31, 2013, 2014 and 2015, respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of December 31, 2015 and changes during the year ended December 31, 2015, are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2015	67,500	10.57
Granted	68,400	4.18
Vested	(45,000)	10.75
Non-vested on December 31, 2015	90,900	5.67

As of December 31, 2015, there was $334,762 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan and is expected to be recognized over a weighted-average period of 0.769 years. The total fair value at grant-date of shares granted during the year ended December 31, 2013, December 31, 2014, and December 31, 2015 was $508,500, $459,000 and $285,912, respectively.